Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Jul

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 37.29%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		985	$98,767
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,976	95,361
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,651	95,411
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)			337,241
		Notional
PURCHASED OPTIONS - 128.25% (b)(c)	Contracts	Amount

CALL OPTIONS - 111.01%
iShares MSCI EAFE ETF, Expires 7/10/2023, Strike Price $61.34.......................................	156	$873,756	29,692
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $384.21................................	26	928,668	59,577
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $0.37....................................	26	928,668	914,526
PUT OPTIONS - 17.24%			1,003,795

iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.64...................	87	891,315	91,513
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price
$105.41................................................................................................................	90	922,050	60,941
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $154.06................................	26	928,668	3,470
TOTAL PURCHASED OPTIONS (Cost $1,259,948)			155,924
			1,159,719
Total Investments (Cost $1,601,206) - 165.54%............................................................			1,496,960
Liabilities in Excess of Other Assets - (65.54)%.............................................................			(592,639)
....................................................................................TOTAL NET ASSETS - 100.00%			$904,321

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,241.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
iShares MSCI EAFE ETF.................................	7/10/2023	$66.35	156	$(873,756)	$(17,549)
SPDR S&P 500® Trust ETF............................	7/10/2023	$415.62	26	(928,668)	(28,662)
SPDR S&P 500® Trust ETF............................	7/10/2023	$154.06	26	(928,668)	(538,593)
PUT OPTIONS					(584,804)

iShares 20+ Year Treasury Bond ETF...............	7/10/2023	$114.36	87	(891,315)	(123,810)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	7/10/2023	$110.96	90	(922,050)	(95,913)
SPDR S&P 500® Trust ETF............................	7/10/2023	$345.79	26	(928,668)	(62,666)
TOTAL OPTIONS WRITTEN (Premiums Received $876,037)					(282,389)
					$(867,193)